Computation of Diluted Earnings Per Share (Detail) - shares	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares assumed issued on exercise of in the money	4,537,674	2,399,666	3,207,116	4,821,982
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares assumed issued on exercise of in the money	1,264,611	199,500	138,500	2,091,166
Preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares assumed issued on exercise of in the money	1,666,666	1,666,666	1,666,666	1,666,666
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares assumed issued on exercise of in the money	506,547	0	499,000	0
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares assumed issued on exercise of in the money	1,099,850	533,500	902,950	1,064,150